Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST
Schwab Fundamental Index* Funds
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Supplement dated June 11, 2013 to the
Prospectus dated February 28, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Accordingly, the following changes to the Prospectus are effective June 11, 2013:
1. Schwab Fundamental International Small Company Index Fund
The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.40
Distribution (12b-1) fees	None
Other expenses	0.52

Total annual fund operating expenses	0.92
Less expense reduction	(0.43)

Total annual fund operating expenses after expense reduction[1]	0.49

[1]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$50	$157	$274	$616

2. Schwab Fundamental Emerging Markets Large Company Index Fund
The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses	0.41
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses[2]	0.92
Less expense reduction	(0.42)

Total annual fund operating expenses after expense Reduction[3]	0.50

[1]	Reflects the estimated amount of the fees and expenses incurred indirectly by the fund through its ownership of shares in other investment companies.
[2]
The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[3]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$51	$160	$280	$628

Schwab Fundamental International Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST
Schwab Fundamental Index* Funds
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Supplement dated June 11, 2013 to the
Prospectus dated February 28, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Accordingly, the following changes to the Prospectus are effective June 11, 2013:
1. Schwab Fundamental International Small Company Index Fund
The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.40
Distribution (12b-1) fees	None
Other expenses	0.52

Total annual fund operating expenses	0.92
Less expense reduction	(0.43)

Total annual fund operating expenses after expense reduction[1]	0.49

[1]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$50	$157	$274	$616

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental International Small Company Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.49%	[1]
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
Schwab Fundamental Emerging Markets Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock
SCHWAB CAPITAL TRUST
Schwab Fundamental Index* Funds
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Supplement dated June 11, 2013 to the
Prospectus dated February 28, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Accordingly, the following changes to the Prospectus are effective June 11, 2013:

2. Schwab Fundamental Emerging Markets Large Company Index Fund
The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses	0.41
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses[2]	0.92
Less expense reduction	(0.42)

Total annual fund operating expenses after expense Reduction[3]	0.50

[1]	Reflects the estimated amount of the fees and expenses incurred indirectly by the fund through its ownership of shares in other investment companies.
[2]
The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[3]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$51	$160	$280	$628

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Reflects the estimated amount of the fees and expenses incurred indirectly by the fund through its ownership of shares in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental Emerging Markets Large Company Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[3]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.50%	[4]
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.
[2]	Reflects the estimated amount of the fees and expenses incurred indirectly by the fund through its ownership of shares in other investment companies.
[3]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
[4]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.